Nature of Operations (Q3) (Details) $ in Thousands				3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 22, 2023	Feb. 27, 2023 USD ($)	Aug. 12, 2021 USD ($)	Sep. 30, 2024 USD ($) mission satellite	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) mission satellite	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) satellite mission	Dec. 31, 2022 USD ($)
Schedule of Reverse Recapitalization [Line Items]
Number of spacecraft missions | mission				4						4		4
Number of customer satellites deployed in orbit | satellite				17						17		17
Number of spacecraft missions in orbit | mission				3						3
Additional funding received in connection with business combination		$ 247,300	$ 247,300
Net loss				$ 7,758	$ 7,016	$ 8,313	$ 15,159	$ 18,835	$ 20,825	$ 23,087	$ 54,819	$ 68,920	$ 95,444
Accumulated deficit				396,134						396,134		373,047	304,127
Net cash used in operating activities										10,874	$ 45,987	61,826	87,887
Cash and cash equivalents				$ 798						$ 798		$ 2,118	$ 61,094
Common Class A
Schedule of Reverse Recapitalization [Line Items]
Stock split ratio	0.02